STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
STOCK-BASED COMPENSATION
Summary of Stock Options Outstanding

The following table summarizes stock options outstanding and changes for the three-month periods ending March 31, 2019 and 2018:

	March 31, 2019		March 31, 2018
		Weighted		Weighted
	Number of	Average	Number of	Average
	Stock	Exercise	Stock	Exercise
	Options	Price	Options	Price
Stock options outstanding at beginning of period	19,170	$79.78	5,723	$276.50
Granted	—	—	—	—
Expired	(280)	179.68	(112)	624.00
Stock options outstanding at end of period	18,890	$78.21	5,611	$269.50
Stock options exercisable at end of period	18,890	$78.21	1,828	$682.50

The following table summarizes stock options outstanding and changes during the years ended December 31, 2018 and 2017:

	December 31,		December 31,
	2018		2017
	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price
Stock options outstanding at beginning of period	286,174	$5.53	110,828	$18.24
Granted	812,689	0.98	189,164	1.40
Expired	(140,374)	5.97	(13,818)	50.88
Canceled or forfeited	-	-	-	-
Stock options outstanding at end of period	958,489	$1.60	286,174	$5.53
Stock options exercisable at end of period	958,489	$1.60	97,010	$13.59

Summary of Stock Options Outstanding and Exercisable by Stock Option Plan

The following table summarizes stock options outstanding and exercisable by stock option plan at March 31, 2019:

	Outstanding Stock Options		Exercisable Stock Options
	Number of	Weighted	Number of	Weighted
	Outstanding	Average	Exercisable	Average
Stock Option Plan	Stock Options	Exercise Price	Stock Options	Exercise Price
2004 Plan	96	$1,752.25	96	$1,752.25
2004 Directors’ Plan	11	9,332.73	11	9,332.73
2013 Plan	12,766	35.41	12,766	35.41
Replacement Stock Options-Alabama Graphite	5,568	80.96	5,568	80.96
Replacement Stock Options-Anatolia Energy	449	676.22	449	676.22
	18,890	$78.21	18,890	$78.21

The following table summarizes stock options outstanding and exercisable by stock option plan at December 31, 2018:

	Outstanding Stock Options		Exercisable Stock Options
Stock Option Plan	Number of Stock Options Outstanding	Weighted Average Exercise Price	Number of Stock Options Exercisable	Weighted Average Exercise Price
2004 Plan	4,792	$35.14	4,792	$35.14
2004 Directors' Plan	556	186.00	556	186.00
2013 Plan	638,270	0.71	638,270	0.71
Replacement Options - AGC	289,600	1.61	289,600	1.61
Replacement Options-AEK	25,271	13.41	25,271	13.41
	958,489	$1.60	958,489	$1.60

Summary of Status of Non-vested Restricted Shares

The following table summarizes RSU activity for the three-month periods ended March 31, 2019 and 2018:

	March 31,		March 31,
	2019		2018
		Weighted-		Weighted-
		Average		Average
	Number of	Grant Date	Number of	Grant Date
	RSUs	Fair Value	RSUs	Fair Value
Unvested RSUs at beginning of period	2,260	$70.00	3,578	$70.00
Granted	—	—	—	—
Forfeited	(565)	70.00	(189)	70.00
Vested	—	—	—	—
Unvested RSUs at end of period	1,695	$70.00	3,389	$70.00

The following table summarizes RSU activity for the years ending December 31, 2018 and 2017:

	December 31,		December 31,
	2018		2017
	Number of RSUs	Weighted-Average Grant Date Fair Value	Number of RSUs	Weighted-Average Grant Date Fair Value
Unvested RSUs at beginning of period	178,897	$1.40	8,649	$43.71
Granted	-	-	304,064	1.40
Forfeited	(37,674)	1.40	(34,845)	5.72
Vested	(28,245)	1.40	(98,971)	2.50
Unvested RSUs at end of period	112,978	$1.40	178,897	$1.40